Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Provision for allowance for doubtful accounts	¥ 40,154	$ 5,768	¥ 23,999	¥ 6,632
Related Party
Provision for allowance for doubtful accounts	¥ (2,273)	$ (326)	¥ 1,528	¥ 15,757